April 1, 2005

Fund Profile

T. Rowe Price

Retirement Funds

Nine retirement funds that blend stocks and bonds to achieve different risk and reward goals.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at

troweprice.com.

®

1

Fund Profile

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement Income Fund

What is each fund`s objective?

The funds` objectives are described below. Each fund pursues its objective by investing in a combination of T. Rowe Price mutual funds representing different types of stocks and bonds.

2005 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2010 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2015 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2020 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2025 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2030 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

Fund Profile

2035 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2040 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

Income Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund is managed to a specific retirement year included in its name. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to each individual fund. The information in the tables represents the long-term target allocations for the funds as of July 1, 2004. As discussed later in this section, each fund`s actual allocation between stocks and bonds and to individual T. Rowe Price funds may vary from the long-term target. The funds` shareholder reports set forth their actual allocations.

Table 1  2005 Fund
Asset Class		Sector	Fund	Target Allocation
Short-Term Fixed Income	9.5%	Cash	Summit Cash Reserves	4.5%
		Short-Term Bonds	Short-Term Bond	5.0
Fixed Income	30.0	Domestic Bonds	New Income	22.5
		High-Yield Bonds	High Yield	7.5
Stocks	60.5	Large-Cap	Equity Index 500	29.5
		Large-Cap Growth	Growth Stock	5.5
		Large-Cap Value	Value	5.5
		Mid-Cap	Mid-Cap Growth	3.0
		Mid-Cap	Mid-Cap Value	3.0
		Small Blend	Small-Cap Stock	5.5
		International	International Stock	4.5
		International	International Growth & Income	4.0

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Fund Profile

Table 2  2010 Fund
Asset Class		Sector	Fund	Target Allocation
Short-Term Fixed Income	7.0%	Cash	Summit Cash Reserves	3.5%
		Short-Term Bonds	Short-Term Bond	3.5
Fixed Income	25.5	Domestic Bonds	New Income	18.0
		High-Yield Bonds	High Yield	7.5
Stocks	67.5	Large-Cap	Equity Index 500	25.0
		Large-Cap Growth	Growth Stock	9.5
		Large-Cap Value	Value	9.5
		Mid-Cap	Mid-Cap Growth	3.5
		Mid-Cap	Mid-Cap Value	3.5
		Small Blend	Small-Cap Stock	6.5
		International	International Stock	5.0
		International	International Growth & Income	5.0

Table 3  2015 Fund
Asset Class		Sector	Fund	Target Allocation
Short-Term Fixed Income	3.5%	Cash	Summit Cash Reserves	1.5%
		Short-Term Bonds	Short-Term Bond	2.0
Fixed Income	23.0	Domestic Bonds	New Income	16.0
		High-Yield Bonds	High Yield	7.0
Stocks	73.5	Large-Cap	Equity Index 500	20.5
		Large-Cap Growth	Growth Stock	14.0
		Large-Cap Value	Value	14.0
		Mid-Cap	Mid-Cap Growth	3.5
		Mid-Cap	Mid-Cap Value	3.5
		Small Blend	Small-Cap Stock	7.0
		International	International Stock	5.5
		International	International Growth & Income	5.5

Fund Profile

Table 4  2020 Fund
Asset Class		Sector	Fund	Target Allocation
Short-Term Fixed Income	1.0%	Cash	Summit Cash Reserves	0.5%
		Short-Term Bonds	Short-Term Bond	0.5
Fixed Income	19.0	Domestic Bonds	New Income	11.5
		High-Yield Bonds	High Yield	7.5
Stocks	80.0	Large-Cap	Equity Index 500	16.5
		Large-Cap Growth	Growth Stock	18.0
		Large-Cap Value	Value	18.0
		Mid-Cap	Mid-Cap Growth	4.0
		Mid-Cap	Mid-Cap Value	4.0
		Small Blend	Small-Cap Stock	7.5
		International	International Stock	6.0
		International	International Growth & Income	6.0

Table 5  2025 Fund
Asset Class		Sector	Fund	Target Allocation
Fixed Income	12.5%	Domestic Bonds	New Income	7.0%
		High-Yield Bonds	High Yield	5.5
Stocks	87.5	Large-Cap	Equity Index 500	14.5
		Large-Cap Growth	Growth Stock	21.5
		Large-Cap Value	Value	21.5
		Mid-Cap	Mid-Cap Growth	4.0
		Mid-Cap	Mid-Cap Value	4.0
		Small Blend	Small-Cap Stock	8.0
		International	International Stock	7.0
		International	International Growth & Income	7.0

5

Fund Profile

Table 6  2030 Fund
Asset Class		Sector	Fund	Target Allocation
Fixed Income	7.0%	Domestic Bonds	New Income	3.5%
		High-Yield Bonds	High Yield	3.5
Stocks	93.0	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	24.0
		Large-Cap Value	Value	24.0
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Table 7  2035 Fund
Asset Class		Sector	Fund	Target Allocation
Fixed Income	7.0%	Domestic Bonds	New Income	3.5%
		High-Yield Bonds	High Yield	3.5
Stocks	93.0	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	24.0
		Large-Cap Value	Value	24.0
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Fund Profile

Table 8  2040 Fund
Asset Class		Sector	Fund	Target Allocation
Fixed Income	7.0%	Domestic Bonds	New Income	3.5%
		High-Yield Bonds	High Yield	3.5
Stocks	93.0	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	24.0
		Large-Cap Value	Value	24.0
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Table 9  Income Fund
Asset Class		Sector	Fund	Target Allocation
Short-Term Fixed Income	28.5%	Cash	Summit Cash Reserves	14.0%
		Short-Term Bonds	Short-Term Bond	14.5
Fixed Income	28.5	Domestic Bonds	New Income	21.5
		High-Yield Bonds	High Yield	7.0
Stocks	43.0	Large-Cap	Equity Index 500	29.0
		Mid-Cap	Mid-Cap Growth	2.0
		Mid-Cap	Mid-Cap Value	2.0
		Small Blend	Small-Cap Stock	4.0
		International	International Stock	3.0
		International	International Growth & Income	3.0

Over time, the allocation to asset classes and individual funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund reaches its most conservative planned allocation, approximately 30 years after its stated retirement date, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities.

7

Fund Profile

Target allocations of the broad asset classes are not expected to vary from the prescribed glide path formula by more than five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.

What are the main risks of investing in the funds?

The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

Fund Profile

General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as small-caps and mid-caps are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.

International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

  Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

  General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

  Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or

  9

  Fund Profile

  other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

  Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:

  Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  Credit risk. This is the chance that any of a fund`s holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

  Each fund`s share price may decline, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is most appropriate for me?

  Consider your estimated retirement date and risk tolerance. In general, these funds` investment programs assume a retirement age of 65. It is expected that the shareholder will choose a fund whose stated date is closest to the date the shareholder turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

  The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  Fund Profile

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

  Because the Retirement 2005, 2015, 2025, and 2035 Funds commenced operations in 2004, there is no historical performance information shown here. Performance history will be presented after the funds have been in operation for one calendar year.

  11

  Fund Profile

  Fund Profile

  Table 10  Average Annual Total Returns (continued)
	Periods ended 03/31/05
	1 year	Since inception (9/30/02)
2010 Fund
Returns before taxes	6.88%	15.59%
Returns after taxes on distributions	6.34	15.11
Returns after taxes on distributions and sale of fund shares	4.70	13.22
Dow Jones 60% Global Portfolio Index	7.22	17.59
Combined Index Portfolio (new)ab	5.94	14.60
Combined Index Portfolio (original)c	6.56	16.17
2020 Fund
Returns before taxes	8.04	18.13
Returns after taxes on distributions	7.56	17.66
Returns after taxes on distributions and sale of fund shares	5.45	15.45
Dow Jones 80% Global Portfolio Index	8.70	21.35
Combined Index Portfolio (new)ad	6.80	16.82
Combined Index Portfolio (original)e	7.62	18.52
2030 Fund
Returns before taxes	8.96	19.71
Returns after taxes on distributions	8.57	19.32
Returns after taxes on distributions and sale of fund shares	6.08	16.89
Dow Jones 100% Global Portfolio Index	10.19	25.44
Combined Index Portfolio (new)af	7.79	18.91
Combined Index Portfolio (original)g	8.45	20.27
2040 Fund
Returns before taxes	9.01	19.87
Returns after taxes on distributions	8.67	19.49
Returns after taxes on distributions and sale of fund shares	6.08	17.03
Dow Jones 100% Global Portfolio Index	10.19	25.44
Combined Index Portfolio (new)af	7.79	18.91
Combined Index Portfolio (original)g	8.45	20.27
Income Fund
Returns before taxes	4.55	10.97
Returns after taxes on distributions	3.73	10.01
Returns after taxes on distributions and sale of fund shares	3.10	8.90
Dow Jones 40% Global Portfolio Index	5.55	13.68
Combined Index Portfolio (new)ah	4.23	9.62
Combined Index Portfolio (original)i	4.40	11.08

  13

  Fund Profile

  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  aThe fund is changing from the Combined Index Portfolio (original) to the Combined Index Portfolio (new) as a comparative measure of the fund`s performance. The new index reflects similar information, but in a much simpler manner.

  bCombined Index Portfolio (new) is an unmanaged portfolio composed of 64% stocks (54% Dow Jones Wilshire 5000 Composite Index, 10% MSCI EAFE Index), 28.5% bonds (Lehman Brothers U.S. Aggregate Index), 7.5% cash (90-Day U.S. Treasury Bills).

  cCombined Index Portfolio (original) is an unmanaged portfolio composed of 64% stocks (24.5% S&P 500 Stock Index, 8.5% Russell 1000 Growth Index, 8.5% Russell 1000 Value Index, 3.5% Russell Midcap Growth Index, 3% Russell Midcap Value Index, 6% Russell 2000 Index, 10% MSCI EAFE Index), 30% bonds (20.5% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 1.5% Lehman Brothers 1-3 Year Government/Credit Index), 6% cash (90-Day U.S. Treasury Bills).

  dCombined Index Portfolio (new) is an unmanaged portfolio composed of 76.5% stocks (64.5% Dow Jones Wilshire 5000 Composite Index, 12% MSCI EAFE Index), 22.5% bonds (Lehman Brothers U.S. Aggregate Index), 1% cash (90-Day U.S. Treasury Bills).

  eCombined Index Portfolio (original) is an unmanaged portfolio composed of 76.5% stocks (17.5% S&P 500 Stock Index, 16.5% Russell 1000 Growth Index, 16% Russell 1000 Value Index, 4% Russell Midcap Growth Index, 3.5% Russell Midcap Value Index, 7% Russell 2000 Index, 12% MSCI EAFE Index), 23% bonds (14% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index, 0.5% Lehman Brothers 1-3 Year Government/Credit Index), 0.5% cash (90-Day U.S. Treasury Bills).

  fCombined Index Portfolio (new) is an unmanaged portfolio composed of 90% stocks (75% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index).

  gCombined Index Portfolio (original) is an unmanaged portfolio composed of 90% stocks (12% S&P 500 Stock Index, 22.5% Russell 1000 Growth Index, 22.5% Russell 1000 Value Index, 9% Russell 2000 Index, 4.5% Russell Midcap Growth Index, 4.5% Russell Midcap Value Index, 15% MSCI EAFE Index), 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

  hCombined Index Portfolio (new) is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (34% Dow Jones Wilshire 5000 Composite Index, 6% MSCI EAFE Index), 30% cash (90-Day U.S. Treasury Bills).

  iCombined Index Portfolio (original) is an unmanaged portfolio composed of 36% bonds (6% Lehman Brothers
  1-3 Year Government/Credit Index, 22.5% Lehman Brothers U.S. Aggregate Index, 7.5% CS First Boston High Yield Index), 40% stocks (26% S&P 500 Stock Index, 2% Russell Midcap Growth Index, 2% Russell Midcap Value Index, 4% Russell 2000 Index, 6% MSCI EAFE Index), 24% cash (90-Day U.S. Treasury Bills).

  Fund Profile

  CS First Boston High Yield Index tracks the performance of domestic noninvestment-grade corporate bonds.

  Dow Jones 40% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

  Dow Jones 60% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

  Dow Jones 80% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

  Dow Jones 100% Global Portfolio Index is an all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.

  Lehman Brothers U.S. Aggregate Index tracks investment-grade corporate and government bonds.

  Lehman Brothers 1-3 Year U.S. Government/Credit Index tracks U.S. government debt obligations and U.S. corporate and foreign bonds maturing within one to three years.

  MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

  Russell 1000 Growth Index is a subset of the 1,000 largest U.S. companies with growth characteristics.

  Russell 1000 Value Index is a market-capitalization weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and forecasted growth rates.

  Russell 2000 Index tracks the stocks of 2,000 small U.S. companies.

  Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

  Russell Midcap Value Index is a market-weighted total return index that measures the performance of those Russell Midcap companies having lower price-to-book ratios and lower forecasted growth rates.

  S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

  Dow Jones Wilshire 5000 Total Market Index tracks the performance of the most active stocks in the broad U.S. market.

  What fees and expenses will I pay?

  The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table shows the expenses each fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying funds.

  15

  Fund Profile

  Table 11  Fees and Expenses of the Funds* (continued)
Fund	Annual fund operating expenses
	Management fee	Other expenses a	Underlying fund fees and expenses	Total annual fund operating expenses	Expected offset a	Net expenses

2005	0%	1.15%	0.67%	1.82%	1.15%	0.67%
2010	0	0.40	0.71	1.11	0.40	0.71
2015	0	0.51	0.75	1.26	0.51	0.75
2020	0	0.42	0.80	1.22	0.42	0.80
2025	0	0.59	0.82	1.41	0.59	0.82
2030	0	0.54	0.84	1.38	0.54	0.84
2035	0	1.86	0.84	2.70	1.86	0.84
2040	0	0.91	0.84	1.75	0.91	0.84
Income	0	0.42	0.60	1.02	0.42	0.60

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  aThe expenses of each Retirement Fund are expected to be paid for by the underlying funds in which they invest.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the net expenses from Table 11 to show how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
2005	$68	$214	$373	$835
2010	73	227	395	883
2015	77	240	417	930
2020	82	255	444	990
2025	84	262	455	1,014
2030	86	268	466	1,037
2035	86	268	466	1,037
2040	86	268	466	1,037
Income	61	192	335	750

  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Fund Profile

  Edmund M. Notzon III has been chairman of the funds` Investment Advisory Committee since 2002 and has been managing investments for T. Rowe Price since 1989. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993.

  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access ® or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The Income Fund distributes income monthly.

  The 2005, 2010, 2015, 2020, 2025, 2030, 2035, and 2040 Funds distribute income annually.

  All funds

  The funds distribute net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

  17

  Fund Profile

  What services are available?

  A wide range, including but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS C16-035

  T. Rowe Price Investment Services, Inc., Distributor.